Boston Partners All-Cap Value Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communication Services - 5.9%
Alphabet, Inc. - Class A	116,896	$37,427,761
Match Group, Inc.	144,742	4,821,356
Meta Platforms, Inc. - Class A	21,526	13,947,772
Omnicom Group, Inc. (a)	101,687	7,282,841
Walt Disney Co.	135,339	14,138,866
		77,618,596

Consumer Discretionary - 4.3%
Booking Holdings, Inc.	4,211	20,695,760
LKQ Corp.	139,248	4,134,273
NVR, Inc. (b)	2,419	18,160,134
TopBuild Corp. (b)	12,045	5,450,362
Wyndham Hotels & Resorts, Inc.	104,923	7,680,364
		56,120,893

Consumer Staples - 4.0%
Coca-Cola Europacific Partners PLC	45,892	4,207,837
Keurig Dr Pepper, Inc.	361,054	10,073,407
Philip Morris International, Inc.	163,945	25,818,059
Sysco Corp.	164,851	12,561,646
		52,660,949

Energy - 3.9%
BP PLC - ADR	90,398	3,263,368
Canadian Natural Resources Ltd.	172,650	5,830,391
ConocoPhillips	67,330	5,971,498
Exxon Mobil Corp.	46,725	5,416,362
Halliburton Co.	184,519	4,838,088
Phillips 66	32,464	4,446,269
Range Resources Corp.	254,177	10,037,450
Shell PLC - ADR	64,196	4,735,739
SLB Ltd.	168,659	6,112,202
		50,651,367

Financials - 28.3% (c)
Allstate Corp.	38,575	8,215,704
American International Group, Inc.	243,991	18,582,355
Aon PLC - Class A	27,911	9,878,261
Bank of America Corp.	610,648	32,761,265
Capital One Financial Corp.	54,897	12,026,286
Chubb Ltd.	66,458	19,683,530
Citigroup, Inc.	182,408	18,897,469
Corpay, Inc. (b)	85,473	25,282,913
Credit Acceptance Corp. (a)(b)	13,134	6,067,514
Fidelity National Information Services, Inc.	93,083	6,122,069
First American Financial Corp.	230,572	15,162,415
Global Payments, Inc.	83,772	6,346,567
Goldman Sachs Group, Inc.	30,232	24,972,841
JPMorgan Chase & Co.	114,667	35,899,944
Loews Corp.	167,928	18,114,393
LPL Financial Holdings, Inc.	36,294	12,922,116
Markel Group, Inc. (b)	9,559	19,886,926
Renaissance Holdings Ltd.	55,142	14,401,436
Travelers Cos., Inc. (a)	43,461	12,727,988
Visa, Inc. - Class A	57,881	19,357,722
Wells Fargo & Co.	176,492	15,151,838
WEX, Inc. (a)(b)	43,614	6,470,573
White Mountains Insurance Group Ltd.	6,747	13,657,615
		372,589,740

Health Care - 16.5%
AbbVie, Inc.	116,359	26,494,944
Amgen, Inc.	44,291	15,300,769
Cencora, Inc.	49,913	18,414,403
Cigna Group	44,802	12,422,699
Elevance Health, Inc.	18,985	6,421,866
GE HealthCare Technologies, Inc.	91,405	7,311,486
Johnson & Johnson	143,413	29,675,018
McKesson Corp.	19,714	17,370,400
Medtronic PLC	249,857	26,317,438
Merck & Co., Inc.	87,019	9,122,202
Novo Nordisk AS - ADR (a)	154,107	7,605,180
Sanofi SA - ADR	455,282	22,709,466
UnitedHealth Group, Inc.	29,076	9,588,392
Zimmer Biomet Holdings, Inc. (a)	76,982	7,507,285
		216,261,548

Industrials - 13.0%
Acuity, Inc.	34,461	12,627,200
Allegion PLC	85,193	14,144,594
Allison Transmission Holdings, Inc. (a)	107,502	9,531,127
AMETEK, Inc.	35,636	7,052,008
CH Robinson Worldwide, Inc. (a)	60,266	9,574,459
EnerSys	28,448	4,071,193
Equifax, Inc.	23,743	5,042,301
Expeditors International of Washington, Inc.	119,052	17,488,739
Huron Consulting Group, Inc. (b)	63,152	10,395,451
Landstar System, Inc.	43,635	5,709,203
Masco Corp. (a)	70,705	4,586,633
Middleby Corp. (b)	46,698	5,519,704
Resideo Technologies, Inc. (b)	175,361	5,785,159
Robert Half, Inc.	89,656	2,424,298
Science Applications International Corp. (a)	82,651	7,125,343
Sensata Technologies Holding PLC	183,176	5,874,454
SS&C Technologies Holdings, Inc.	209,320	17,988,961
Textron, Inc.	83,917	6,978,538
Uber Technologies, Inc. (b)	96,452	8,443,408
Westinghouse Air Brake Technologies Corp.	49,678	10,360,347
		170,723,120

Information Technology - 20.0%
Accenture PLC - Class A	40,469	10,117,250
Analog Devices, Inc.	56,736	15,054,330
Applied Materials, Inc.	52,572	13,261,287
Arrow Electronics, Inc. (b)	123,350	13,323,033
CDW Corp.	87,029	12,551,322
Check Point Software Technologies Ltd. (b)	116,771	21,809,320
Cisco Systems, Inc.	293,266	22,563,886
Cognizant Technology Solutions Corp. - Class A	210,888	16,388,106
Flex Ltd. (b)	320,337	18,935,120
Gen Digital, Inc.	103,234	2,722,281
Jabil, Inc.	61,428	12,943,494
KLA Corp.	10,082	11,851,089
Lam Research Corp.	76,939	12,002,484
Microchip Technology, Inc.	205,646	11,018,513
Micron Technology, Inc.	61,029	14,432,138
Nice Ltd. - ADR (a)(b)	60,387	6,405,249
Oracle Corp.	100,464	20,288,705
QUALCOMM, Inc.	49,302	8,287,173
Roper Technologies, Inc.	8,540	3,810,719
TD SYNNEX Corp.	63,828	9,732,493
Zebra Technologies Corp. - Class A (b)	21,949	5,547,610
		263,045,602

Materials - 1.5%
CRH PLC	165,220	19,819,791

Real Estate - 0.2%
Fermi, Inc. (a)(b)	151,514	2,498,466
TOTAL COMMON STOCKS (Cost $681,132,584)		1,281,990,072

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (d)	30,319,992	30,319,992
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $30,319,992)		30,319,992

TOTAL INVESTMENTS - 99.9% (Cost $711,452,576)		1,312,310,064
Other Assets in Excess of Liabilities - 0.1%		1,823,234
TOTAL NET ASSETS - 100.0%		$1,314,133,298

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $30,052,076.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Boston Partners All-Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,281,990,072	$–	$–	$1,281,990,072
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	30,319,992
Total Investments	$1,281,990,072	$–	$–	$1,312,310,064

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $30,319,992 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.